Lease (Tables)	6 Months Ended
Jun. 30, 2023
Lease[Abstract]
Schedule of Components of Finance Leases Obligation	The discount rates reflect the estimated incremental borrowing rate, which includes an assessment of the credit rating to determine the rate that the Group would have to pay to borrow, on a collateralized basis for a similar term, an amount equal to the lease payments in a similar economic environment.
	For the six months ended June 30,
	2023	2022
	(Unaudited)	(Unaudited)
Lease cost
Finance lease cost:
Depreciation	$-	$23,909
Interest on lease liabilities	-	1,105
Operating lease cost	190,040	183,179
Short-term lease cost	38,900	42,716
Variable lease cost	-	-
Sublease income	-	-
Total lease cost	$228,940	$250,909
Other information
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows from operating leases	$182,060	$189,844
Financing cash flows from finance leases	-	26,922
Right-of-use assets obtained in exchange for new operating lease liabilities	338,525	-
Weighted-average remaining lease term – finance leases	-	0.4 years
Weighted-average remaining lease term – operating leases	2.0 years	1.6 years
Weighted-average discount rate – finance leases	-%	2.5%
Weighted-average discount rate – operating leases	8.0%	8.0%

Schedule of Maturity Analysis of Operating Leases Liabilities	The maturity analysis of operating leases liabilities as of June 30, 2023 is as follows:
June 30, 2023
(Unaudited)
Remaining periods ending December 31,
2023	$177,700
2024	187,286
2025	139,188
2026	33,977
Total future undiscounted cash flow	538,151
Less: Discount on operating lease liabilities	(34,020)
Present value of operating lease liabilities	504,131
Less: Current portion of operating lease liabilities	(305,055)
Non-current portion of operating lease liabilities	$199,076